Convertible Preferred Shares	12 Months Ended
Dec. 31, 2023
Convertible Preferred Shares [Abstract]
Convertible Preferred Shares
25.
CONVERTIBLE PREFERRED SHARES

The Company entered into preferred share subscription agreements with several independent investors and the details of issued preferred shares (the “Preferred Shares”) are set out as follows:

	Date of issue	Total number of Preferred Shares issue	Subscription price per share	Subscription price total
	July 26, 2016 to
Series A1 Preferred Shares	July 28, 2016	88,038,389	$0.04543	$4,000
	January 31, 2019	44,019,194	0.04543	2,000
		132,057,583		6,000
Series A2 Preferred Shares	July 21, 2017 to
	July 25, 2017	73,371,157	0.05111	3,750
	September 19, 2018 to
Series B Preferred Shares	December 27, 2018	260,709,579	0.3329	86,800
	January 8, 2019 to
	March 25, 2019	36,643,370	0.3329	12,200
		297,352,949		99,000
	September 10, 2020 to
Series C Preferred Shares	September 30, 2020	141,692,465	0.4845	68,650
	October 5, 2020 to
	November 5, 2020	114,757,479	0.4845	55,600
		256,449,944		124,250

The exchange ratio has been applied to these preferred shares to give effect to the Business Combination of March 29, 2023 and these would have been as follows:

	Date of issue	Total number of Preferred Shares issue	Subscription price per share	Subscription price total
	July 26, 2016 to
Series A1 Preferred Shares	July 28, 2016	6,310,503	$0.6338	$4,000
	January 31, 2019	3,155,252	0.6338	2,000
		9,465,755		6,000
Series A2 Preferred Shares	July 21, 2017 to
	July 25, 2017	5,259,170	0.7130	3,750

	September 19, 2018 to
Series B Preferred Shares	December 27, 2018	18,687,400	4.6443	86,800
	January 8, 2019 to
	March 25, 2019	2,626,559	4.6443	12,200
		21,313,959		99,000

	September 10, 2020 to
Series C Preferred Shares	September 30, 2020	10,156,372	6.7593	68,650
	October 5, 2020 to
	November 5, 2020	8,225,701	6.7593	55,600
		18,382,073		124,250

The key terms of the Preferred Shares are as follows:

(a)
Dividends rights

The Company cannot declare, pay or set aside any dividends on ordinary shares in any year unless the Preferred Shares holders shall first receive, or simultaneously receive, such dividends. Should any dividends be declared as determined by the Company, the Company will declare dividends at a rate of 8% per annum of the original issue price of Series A1 Preferred Shares, Series A2 Preferred Shares, Series B Preferred Shares and Series C Preferred Shares on each Series A1 Preferred Share, Series A2 Preferred Share, Series B Preferred Share and Series C Preferred Share, respectively.

Payments of any dividends to the holders of the Preferred Shares shall be on a pro rata, pari passu basis in proportion to the dividend rates for each series of the Preferred Shares. Such dividends shall be non-cumulative. After payment of such dividends, any additional dividends shall be distributed among the holders of the Preferred Shares and ordinary shares pro rata based on the number of ordinary shares or as-if converted basis then held by each holder.

No dividends have been declared by the Company up to the date of this report.

(b)
Conversion feature

Each holder of the Preferred Shares shall have the rights to convert the Preferred Shares into ordinary shares at any time after the issuance date into such number of fully paid and non-assessable ordinary shares as determined by dividing the relevant issue price by the then-effective conversion price. The “Conversion Price” shall initially be the Preferred Shares issue price, resulting in an initial conversion ratio of 1:1, and shall be subject to adjustment and readjustment (including but not limited to share splits and subdivision, additional ordinary shares issued and adjustment upon issuance of any other Preferred Shares for less than the Conversion Price). As of December 31, 2022 and March 29, 2023, the applicable conversion ratio was 1:1.

All outstanding Preferred Shares shall automatically be converted upon listing, at the applicable conversion ratio in effect at the time of conversion, without the payment of any additional consideration, into fully-paid and non-assessable ordinary shares upon the earlier of (i) the closing of a qualified initial public offering (“QIPO”), or (ii) the date specified by vote or written consent of the holders of at least a majority of the then outstanding Preferred Shares, voting together as a single class, at the Conversion Price in effect at such time.

QIPO means the closing of a firm commitment underwritten registered public offering by the Company of its ordinary shares on a nationally recognized securities exchange in the US, Hong Kong or the PRC or any other jurisdiction approved by the board of directors of the Company, that reflects a pre-offering valuation of the Company which is not less than a value as stated in the convertible Preferred Share subscription agreements.

(c)
Redemption feature

Series A Preferred Shares

Neither the holders of Series A Preferred Shares nor the Company shall have the unilateral right to call or redeem or cause to have called or redeemed any of the outstanding Series A Preferred Shares.

Series B Preferred Shares and Series C Preferred Shares

Upon the written request of any holders of Series B Preferred Shares and Series C Preferred Shares, the Company shall redeem the outstanding Series B Preferred Shares and Series C Preferred Shares (collectively as the “Redeeming Preferred Shares”) of such holder(s) of Series B Preferred Shares and Series C Preferred Shares (collectively as the “Redeeming Preferred Shareholders”), respectively, if the Company has not completed a QIPO by December 31, 2021 and such redemption has to be completed within eighteen (18) months after redemption notice is served. In August, September and December 2022, the Company received written requests from certain convertible preferred shareholders to redeem the preferred shares held by them in accordance with the contractual redemption terms.

The redemption feature shall be automatically terminated upon the submission of application of QIPO (“Listing Application”) and will be automatically restored to the fullest effect immediately upon (i) the Company withdrawing its Listing Application, or (ii) the Listing Application failing to consummate within 18 months from closing date of Series C Preferred Shares (i.e. May 2022). As at 31 December 2022, the redemption feature was fully restored.

The redemption price shall be paid by the Company to each of the Redeeming Preferred Shareholders in an amount equal to the higher of the following:

(i)
the sum of (a) 100% of the original issue price of the Redeeming Preferred Shares; (b) annual interest calculated at a simple interest of 12% per annum on the original issue price of the Redeeming Preferred Shares for the period of time from the date on which the Redeeming Preferred Shares are first issued by the Company until the date of full payment of the redemption price for the Redeeming Preferred Shares; and (c) all accrued or declared but unpaid dividends on the Redeeming Preferred Shares as calculated on day of receipt by the Company of the redemption notice given by the Redeeming Preferred Shareholders; and

(ii)
a fraction, the numerator of which is the latest amount of the audited net assets of the Company prior to the day of full payment of redemption price, and the denominator of which is the total number of ordinary shares of the Company (on an as converted and fully diluted basis) on the day of receipt by the Company of the redemption notice given by the Redeeming Preferred Shareholders.

As at December 31, 2022, the Group classified the Preferred Shares as non-current liabilities on the basis that the Group has the unconditional right to defer settlement for at least twelve months from the reporting date. With the completion of De-SPAC, all the Series A, B, C Preferred Shares had been converted into ordinary shares of the Company on March 29, 2023, those previously received redemption notices were not valid anymore. On March 29, 2023, all the preferred shares were converted into common shares, and therefore as of December 31, 2023, there are no longer any Preferred Shares.

(d)
Liquidation preferences

Series A Preferred Shares

If there are any assets or funds remaining after the aggregate Series B Preference Amount (as defined below under “Series B Preferred Shares”) and Series C Preference Amount (as defined below under “Series C Preferred Shares”) have been distributed or paid in full to the holders of Series B Preferred Shares and Series C Preferred Shares, the holders of the Series A Preferred Shares shall receive 100% of the Series A Preferred Shares original issue price plus all accrued or declared but unpaid dividends. If upon the occurrence of a Liquidation Event, there is insufficient fund to pay the aforesaid amount to the holders of the Series A Preferred Shares, then the entire assets and funds of the Company legally available for distribution to all members of the Company shall be distributed ratably among the holders of Series A Preferred Shares, on a pari passu basis with each other, in proportion to the aggregate amount to be paid to each such Series A Preferred Shares holder is otherwise entitled to receive.

Series B Preferred Shares

If there are any assets or funds remaining after the aggregate Series C Preference Amount has been distributed or paid in full to the holders of Series C Preferred Shares, the Series B Preferred Shares holders shall be paid out of the remaining legally available funds for distribution and in preference to any distribution of any of the assets or funds of the Company to the holders of the Series A Preferred Shares and the holders of ordinary shares an amount equal to 100% of the Series B Preferred Shares original issue price plus a simple interest at the rate of 12% per annum plus all accrued or declared but unpaid dividends (the “Series B Preference Amount”). If upon the occurrence of a Liquidation Event, there is insufficient fund to pay the Series B Preference Amount, then the entire assets and funds of the Company legally available for distribution to all members of the Company shall be distributed ratably among the holders of the Series B Preferred Shares, on a pari passu basis with each other, in proportion to the aggregate Series B Preference Amount to be paid to each such Series B Preferred Shares holder is otherwise entitled to receive.

Series C Preferred Shares

In the event of a Liquidation Event of the Company, the holders of Series C Preferred Shares shall be entitled to receive, pari passu with each other, in preference and prior to any distribution of any of the assets of the Company to the holders of ordinary shares or members of any other class or series of shares by reason of their status as such holder or member, an amount equal to 100% of the Series C Preferred Shares original issue price plus a simple interest at the rate of 12% per annum plus all accrued or declared but unpaid dividends (the “Series C Preference Amount”). If upon the occurrence of a Liquidation Event, the assets and funds thus distributed among the holders of the Series C Preferred Shares shall be insufficient to permit the payment of the aggregate Series C Preference Amount, then the entire assets and funds of the Company legally available for distribution to all holders of Series C Preferred Shares shall be distributed ratably among the holders of the Series C Preferred Shares, pari passu with each other, in proportion to the aggregate Series C Preference Amount to be paid to each such holder is otherwise entitled to receive.

Liquidation Event means any liquidation, dissolution, winding up, merger, acquisition, consolidation, issuance or transfer of equity securities or other transaction or series of transactions which causes the then members of the Company to lose controlling or majority voting rights in the Company or the surviving person (if not the Company), or any transaction or series of transactions in which all or substantially all assets including intellectual property of the Company are disposed via sale, lease or other arrangement, or the grant of an exclusive license to all or substantially all of the Company’s intellectual property (other than to one or more wholly-owned subsidiaries of the Company).

(e)
Voting rights

Holders of the Preferred Shares are entitled to the number of votes equal to the number of ordinary shares into which the Preferred Shares are convertible. Except as otherwise required by law, the holders of ordinary shares, as such, shall not be entitled to vote on any amendment to the articles of the Company that relates solely to the rights, preferences, privileges and restrictions of the Preferred Shares, if the holders of the Preferred Shares, as applicable, are entitled to vote thereon as a separate class pursuant to the articles of the Company or pursuant to applicable law.

Presentation and Classification

The Company elected to designate the Preferred Shares as financial liabilities at FVTPL as a whole. The fair value change of the Preferred Shares is charged/credited to fair value change of Preferred Shares in profit or loss except for the portion attributable to credit risk change which shall be charged/credited to other comprehensive income, if any. The fair value change recognized in profit or loss includes any interest paid, if any, on the financial liabilities. The management of the Company considered that there is insignificant credit risk change on the financial liabilities that drives the fair value change of the Preferred Shares during the years ended December 31, 2021, 2022 and 2023.

The movement of the Preferred Shares at the end of each reporting period is as follows:

Preferred shares
As of January 1, 2021	$284,791
Change in fair value	37,424
As of December 31, 2021	322,215
Change in fair value	189,646
As of December 31, 2022	511,861
Change in fair value	76,424
Conversion of convertible preferred shares into post-closing ordinary shares	(588,285)
As of December 31, 2023	$—

The Preferred Shares were valued by the management of the Company with reference to valuations carried out by an independent qualified professional valuer not connected with the Group, which has appropriate qualifications and experiences in valuation of similar instruments.

The Company used the Black-Scholes model to determine the underlying share value of the Company and performed an equity allocation based on option pricing model (the “OPM” model) to arrive the fair value of the Preferred Shares at the end of each reporting period.

In addition to the underlying share value of the Company determined by Black-Scholes model, other key valuation assumptions used in the OPM model to determine the fair value of the Preferred Shares are as follows:

	2021	2022
Time to liquidation	1.5 years	1.25 years
Risk-free rate	0.56%	4.65%
Expected volatility (note)	72.5%	75%
Dividend yield	0%	0%
Possibility under IPO scenario	25%	85%
Possibility under liquidation scenario	75%	15%

Note: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

On March 29, 2023, all the preferred shares were converted into common shares, and therefore as of December 31, 2023, there were no longer any preferred shares.